SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 31, 2015 USD ($)	Sep. 30, 2015	Mar. 31, 2015 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($) market	Dec. 31, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2012 vessel
Property, Plant and Equipment [Line Items]
Number of vessels sold | vessel								3
Property, Plant and Equipment, Useful Life					25 years
Average years used in market price scrap per ton calculation					10 years
Number of recycling markets | market					3
Number of vessels under capital lease		8		1	2
Deferred charges				$ 5,350,000	$ 5,797,000	$ 3,534,000
RSU Percentage Recognized as Equity						50.00%
RSU Percentage Recognized as Liability						50.00%
Number of SPCs acquired	12					13
Proceeds from Contributed Capital	$ 59,700,000
Convertible Debt [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Face Amount	200,000,000		$ 200,000,000				$ 200,000,000
Long-term Debt assumed upon the Merger	161,200,000		161,200,000
Convertible Bond Fair Value Price Upon Merger	$ 0.806		0.806
Purchase price adjustment			$ 38,800,000
Minimum [Member] | Long Term Charter Contracts [Member]
Property, Plant and Equipment [Line Items]
Fair value assumptions, remaining term			10 months
Minimum [Member] | Long Term Charter Contracts [Member]
Property, Plant and Equipment [Line Items]
Fair value assumptions, remaining term			3 months
Maximum [Member] | Long Term Charter Contracts [Member]
Property, Plant and Equipment [Line Items]
Fair value assumptions, remaining term			7 years 6 months
Maximum [Member] | Long Term Charter Contracts [Member]
Property, Plant and Equipment [Line Items]
Fair value assumptions, remaining term			10 years